Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

19 Accumulated Other Comprehensive Income (Loss)

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Change in fair value cash flow hedges	Net actuarial gain/(losses)	Unrealized gains/losses available-for sale securities	Accumulated Other Comprehensive Income (loss)
As of December 31, 2014	(331)	627	(2)	(85)	1	210
Other comprehensive income (loss) before reclassifications	(190)	131	(2)	28	(1)	(34)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	2	—	—	2
Tax effects	—	—	—	3	—	3
Other comprehensive income (loss)	(190)	131	—	31	(1)	(29)

As of December 31, 2015	(521)	758	(2)	(54)	—	181
Reclassification	521	(521)				—
Other comprehensive income (loss) before reclassifications	—	(124)	—	(22)	6	(140)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	(1)	—	—	(1)
Tax effects	—	—	1	(5)	(2)	(6)
Other comprehensive income (loss)	—	(124)	—	(27)	4	(147)

As of December 31, 2016	—	113	(2)	(81)	4	34